Financial instruments risks - Summary of Sensitivity of the Economic Value SEV (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Sensitivity analysis measurement percentage	1.00%
Closing	1.95%	0.94%
Minimum	0.07%	0.30%
Maximum	2.00%	0.94%
Average	0.32%	0.63%